Discontinued operations - Summary of major classes of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 17,795	$ 180,452	$ 463,531
Liabilities
Total liabilities	9,173	36,529	$ 42,898
Disposed of by sale
Assets
Accounts receivable, net of allowance for credit losses	4,356	6,998
Inventories, net	0	15,861
Prepaid expenses and other current assets	53	3,472
Total current assets	4,409	26,331
Deferred tax asset	8,514	13,328
Property, plant and equipment, net	293	23,820
Right-of-use assets, finance lease, net	0	282
Right-of-use assets, operating lease, net	0	4,491
Intangible assets, net	0	6,708
Other assets	0	217
Total non-current assets	8,807	48,846
Total assets	13,216	75,177
Liabilities
Accounts payable	665	4,483
Accrued expenses	4,670	11,518
Lease liabilities, finance lease - current	28	26
Lease liabilities, operating lease - current	689	591
Notes payable - current	72	82
Total current liabilities	6,124	16,700
Notes payable, net	56	68
Lease liabilities, finance lease	285	313
Lease liabilities, operating lease	1,822	2,133
Total non-current liabilities	2,163	2,514
Total liabilities	$ 8,287	$ 19,214